DERIVATIVES AND HEDGING ACTIVITES (Schedule of Fair Value of Company's Outstanding Derivative Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivatives designate as hedging instruments:
Foreign exchange forward contracts and other derivatives - Prepaid expenses and other current assets	$ 73	$ 11
Foreign exchange forward contracts and other derivatives - Accrued expenses and other liabilities		153
Foreign exchange forward contracts and other derivatives - Accumulated other comprehensive income	67	(106)
Derivatives not designated as hedging instruments:
Cross currency SWAP - Prepaid expenses and other current assets		$ 860